Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Summary of other provisions

	2020	2019

Tax contingencies	10,097	9,878
Civil contingencies	4,281	2,673
Labor contingencies	5,333	2,642
Total provision	19,711	15,193

Judicial deposits (i)	10,199	18,403

(i)	There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets and referred above for information.

Summary of changes in other provisions
Changes in the provision during the year

	2020	2019	2018

Balance at January 1	15,193	17,474	11,843
Monetary correction	4,102	2,492	1,667
Provision	3,499	2,338	9,105
Reversed	(1,454)	(3,939)	(1,208)
Payments	(1,629)	(3,172)	(3,933)
Balance at December 31	19,711	15,193	17,474

Summary of contingent liabilities
Below is summarized these claims by nature:

	2020	2019

Tax (i)	71,027	69,386
Civil (ii)	136,228	81,414
Labor	10,171	3,151
Total	217,426	153,951

(i)	In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the first appeal was denied by the first administrative level of the Revenue Service Office. The Group will provide the ordinary appeal to Administrative Council of Tax Appeals (“CARF”). There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.
(ii)	The Group is defendant in 586 civil and administrative claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.